Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
New Accounting Pronouncements, Policy [Policy Text Block]
The Company has evaluated that the recently issued accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”), which are effective for adoption by the Company, have no significant impacts to the unaudited condensed consolidated financial statements. The Company has also evaluated the impact of recently issued accounting pronouncements issued by FASB that are not yet effective will not have a material impact on the financial position or results of operations upon adoption by the Company.